Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Other non-current assets	$ 44	$ 186
Tangible fixed assets	1,888,583	2,206,618
Right-of-use assets	81,996	516
Total non-current assets	1,970,623	2,207,320
Current assets
Trade and other receivables	11,156	16,265
Inventories	2,991	3,036
Prepayments and other current assets	1,433	2,691
Cash and cash equivalents	145,530	103,736
Total current assets	161,110	125,728
Total assets	2,131,733	2,333,048
Partners' equity
Common unitholders (47,517,824 units issued and outstanding as of December 31, 2020 and 51,137,201 units issued and outstanding as of December 31, 2021)	579,447	594,901
General partner (1,021,336 units issued and outstanding as of December 31, 2020 and 1,077,494 units issued and outstanding as of December 31, 2021)	10,717	11,028
Preference unitholders (5,750,000 Series A Preference Units, 4,600,000 Series B Preference Units and 4,000,000 Series C Preference Units issued and outstanding as of December 31, 2020 and 5,750,000 Series A Preference Units, 4,135,571 Series B Preference Units and 3,730,451 Series C Preference Units issued and outstanding as of December 31, 2021)	329,334	347,889
Total partners' equity	919,498	953,818
Current liabilities
Trade accounts payable	9,547	13,578
Due to related parties	952	7,525
Derivative financial instruments-current portion	5,184	8,185
Other payables and accruals	50,171	50,679
Borrowings-current portion	99,307	104,908
Lease liabilities-current portion	10,342	332
Total current liabilities	175,503	185,207
Non-current liabilities
Derivative financial instruments-non-current portion	4,061	12,152
Borrowings-non-current portion	986,451	1,180,635
Lease liabilities-non-current portion	45,556	112
Other non-current liabilities	664	1,124
Total non-current liabilities	1,036,732	1,194,023
Total partners' equity and liabilities	$ 2,131,733	$ 2,333,048